Credit Risk - Disclosure of ECL by Segment (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
ECL	£ 994
ECL		£ 1,007
ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	810
ECL		710
Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	682
ECL		598
Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	128
ECL		112
JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	84
ECL		167
Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	100
ECL		130
Total JAs
Disclosure of credit risk exposure [line items]
ECL	184
ECL		297
Long-term indeterminate arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	16
ECL		13
12+ months in arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	14
ECL		22
UPL loss floor | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	6
ECL		15
Model underestimation | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	36
ECL		57
Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	23
Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL		23
Other | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	(11)
ECL		37
Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	24
ECL		61
Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	13
ECL		27
Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	38
ECL		35
Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	19
SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	6
ECL		7
Mortgages
Disclosure of credit risk exposure [line items]
ECL	244
ECL		253
Mortgages | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	138
ECL		134
Mortgages | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	134
ECL		134
Mortgages | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	4
ECL		0
Mortgages | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	78
ECL		92
Mortgages | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	28
ECL		27
Mortgages | Total JAs
Disclosure of credit risk exposure [line items]
ECL	106
ECL		119
Mortgages | Long-term indeterminate arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	16
ECL		13
Mortgages | 12+ months in arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	14
ECL		22
Mortgages | UPL loss floor | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Mortgages | Model underestimation | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	36
ECL		36
Mortgages | Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
Mortgages | Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL		0
Mortgages | Other | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	12
ECL		21
Mortgages | Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Mortgages | Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	9
ECL		27
Mortgages | Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Mortgages | Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	19
Mortgages | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Credit cards
Disclosure of credit risk exposure [line items]
ECL	140
ECL		130
Credit cards | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	123
ECL		112
Credit cards | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	123
ECL		112
Credit cards | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Credit cards | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	1
ECL		3
Credit cards | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	16
ECL		15
Credit cards | Total JAs
Disclosure of credit risk exposure [line items]
ECL	17
ECL		18
Credit cards | Long-term indeterminate arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Credit cards | 12+ months in arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Credit cards | UPL loss floor | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Credit cards | Model underestimation | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		2
Credit cards | Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards | Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Other | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	1
ECL		1
Credit cards | Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Credit cards | Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Credit cards | Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	16
ECL		15
Credit cards | Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Other
Disclosure of credit risk exposure [line items]
ECL	160
ECL		164
Other | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	123
ECL		93
Other | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	123
ECL		93
Other | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Other | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	9
ECL		44
Other | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	28
ECL		27
Other | Total JAs
Disclosure of credit risk exposure [line items]
ECL	37
ECL		71
Other | Long-term indeterminate arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Other | 12+ months in arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Other | UPL loss floor | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	6
ECL		15
Other | Model underestimation | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		19
Other | Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
Other | Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL		0
Other | Other | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	3
ECL		10
Other | Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Other | Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Other | Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	22
ECL		20
Other | Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Other | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	6
ECL		7
Consumer Finance
Disclosure of credit risk exposure [line items]
ECL	70	67
ECL		67
Consumer Finance | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	62
ECL		65
Consumer Finance | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	62
ECL		65
Consumer Finance | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Consumer Finance | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	4
ECL		2
Consumer Finance | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	4
ECL		0
Consumer Finance | Total JAs
Disclosure of credit risk exposure [line items]
ECL	8
ECL		2
Consumer Finance | Long-term indeterminate arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Consumer Finance | 12+ months in arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Consumer Finance | UPL loss floor | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Consumer Finance | Model underestimation | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Consumer Finance | Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Other | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	4
ECL		2
Consumer Finance | Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Consumer Finance | Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	4
ECL		0
Consumer Finance | Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Consumer Finance | Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
ECL	380
ECL		393
Corporate & Commercial Banking | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	364
ECL		306
Corporate & Commercial Banking | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	240
ECL		194
Corporate & Commercial Banking | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	124
ECL		112
Corporate & Commercial Banking | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	(8)
ECL		26
Corporate & Commercial Banking | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	24
ECL		61
Corporate & Commercial Banking | Total JAs
Disclosure of credit risk exposure [line items]
ECL	16
ECL		87
Corporate & Commercial Banking | Long-term indeterminate arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate & Commercial Banking | 12+ months in arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate & Commercial Banking | UPL loss floor | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate & Commercial Banking | Model underestimation | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate & Commercial Banking | Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	23
Corporate & Commercial Banking | Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL		23
Corporate & Commercial Banking | Other | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	(31)
ECL		3
Corporate & Commercial Banking | Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	24
ECL		61
Corporate & Commercial Banking | Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate & Commercial Banking | Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate & Commercial Banking | Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | Long-term indeterminate arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | 12+ months in arrears | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | UPL loss floor | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | Model underestimation | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Corporate single large exposure | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Other | JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
ECL		0
Corporate Centre | Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	£ 0
ECL		£ 0